Organization and Principal Activities (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017	Dec. 31, 2015 CNY (¥) shares	Jul. 31, 2015	Jul. 28, 2010
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Aggregate transaction value of the private placement | ¥			¥ 259,108,197
Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)			29,970,000
Aggregate transaction value of the private placement | ¥			¥ 91,669
Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Aggregate transaction value of the private placement | $	$ 22.9
Hu Tianxiang | Minimum
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership					50.00%
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		May 17, 2013
Place of Incorporation		PRC
Percentage of Ownership		85.00%
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jun. 08, 2015
Place of Incorporation		PRC
Percentage of Ownership		85.00%
Shanghai Yidezhen Equity Investment Center ("Yidezhen")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Shanghai Juxiang
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2013
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Baoyi Investment Consulting (Shanghai) Co., Ltd ("Baoyi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Jupai HongKong Investment Limited("Jupai Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Aug. 21, 2012
Place of Incorporation		Hong Kong
Percentage of Ownership		100.00%
Shanghai Baoyixuan Investment Center (Limited Partnership) ("Baoyixuan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Dec. 24, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
E-house Investment and Reckon Capital Limited | Scepter Pacific Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity interest acquired				100.00%
Julius Baer | Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)	9,591,000
Percentage of the Group's total outstanding share capital	4.99%
Shares issued, price per share | $ / shares	$ 1.83
Sina Hong Kong Limited | Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)	2,880,000
Percentage of the Group's total outstanding share capital	1.50%
Shares issued, price per share | $ / shares	$ 1.83